FAIR VALUE MEASUREMENTS - Carrying Amount and Fair Value of Convertible Debt (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2021 USD ($)
Additional disclosures
Asset transfer L1 to L2	₽ 0	₽ 0	₽ 0
Asset transfer L2 to L1	0	0	0
Liabilities transfer L1 to L2	0	0	0
Liabilities transfer L2 to L1	0	0	0
Asset transfer into L3	0	0	0
Asset transfer out of L3	0	0	0
Liabilities transfer into L3	0	0	0
Liabilities transfer out of L3	0	0	₽ 0
Carrying amount
Assets:
Loans to employees and related parties	7,244	5,131		$ 97.5
Fair value of financial assets	7,244	5,131		97.5
Liabilities:
Convertible debt (Note 13)	85,835	83,277		1,155.4
Fair value of financial liabilities	85,835	83,277		1,155.4
Fair value
Assets:
Loans to employees and related parties	7,693	5,131		103.6
Fair value of financial assets	7,693	5,131		103.6
Liabilities:
Convertible debt (Note 13)	106,484	119,739		1,433.3
Fair value of financial liabilities	₽ 106,484	₽ 119,739		$ 1,433.3